Premises, Equipment, and Leases	12 Months Ended
Dec. 31, 2012
Premises, Equipment, and Leases [Abstract]
Premises, Equipment, and Leases
(7)	Premises, Equipment, and Leases

Premises and equipment (in thousands) at December 31, 2012 and 2011 are summarized as follows.

	2012	2011
Land	$26,823	$29,433
Buildings and improvements	54,846	57,396
Leasehold improvements	2,187	2,384
Equipment, furniture, and fixtures	16,535	15,435
Construction in progress	245	967

	100,636	105,615
Less accumulated depreciation and amortization	(21,979)	(18,050)

Premises and equipment, net	$78,657	$87,565

Depreciation and leasehold amortization expense for the years ended December 31, 2012, 2011, and 2010 was $4.1 million, $4.4 million, and $5.0 million, respectively.

The Company leases land and buildings upon which certain of its operating facilities and financial center facilities are located. These leases expire at various dates through August 31, 2049. Additionally, the Company has the option to purchase the land upon which one of our North Carolina branches is built at the end of the twenty-year lease on December 31, 2018 at a cost of $300 thousand.

Various facilities and equipment are leased under noncancellable operating leases with initial remaining terms in excess of one year with options for renewal. In addition to minimum rents, certain leases have escalation clauses and include provisions for additional payments to cover taxes, insurance, and maintenance. The effects of the scheduled rent increases, which are included in the minimum lease payments, are recognized on a straight-line basis over the lease term. Rental expense was $2.5 million for 2012 compared to $4.1 million for 2011 and $3.3 million for 2010.

Future minimum lease payments (in thousands), by year and in the aggregate, under noncancellable operating leases at December 31, 2012 were as follows.

2013	$2,334
2014	2,101
2015	1,939
2016	1,868
2017	1,904
Thereafter	16,671

$26,817

The Company has entered into contracts as lessor for excess office space. Future minimum lease payments receivable under noncancelable leasing arrangements at December 31, 2012 were not material.